LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (60,614)	$ (24,951)	$ (27,054)
Number of shares used in basic calculation	963,365,525	773,956,973	662,933,695
Basic and diluted loss per ordinary share	$ (0.06)	$ (0.03)	$ (0.04)
Diluted earnings (loss) per share	$ (0.06)	$ (0.03)	$ (0.04)